Derivatives (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (85,413)	R$ (52,475)
Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.50%	0.40%
Financial liabilities at fair value	R$ (425)	R$ (153)
Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	60.20%	63.80%
Financial liabilities at fair value	R$ (51,394)	R$ (35,741)
Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	24.10%	20.40%
Financial liabilities at fair value	R$ (20,588)	R$ (8,972)
Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
% per maturity term	1.70%	5.30%
Financial liabilities at fair value	R$ (1,450)	R$ (2,982)
Derivative Liabilities [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.90%	0.50%
Financial liabilities at fair value	R$ (795)	R$ (149)
Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	12.60%	9.60%
Financial liabilities at fair value	R$ (10,761)	R$ (4,478)
Not later than one month [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	12.60%	15.20%
Financial liabilities at fair value	R$ (10,775)	R$ (7,988)
Not later than one month [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(203)	(2)
Not later than one month [member] | Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(3,187)	(3,231)
Not later than one month [member] | Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(3,902)	(903)
Not later than one month [member] | Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1,435)	(2,965)
Not later than one month [member] | Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (2,048)	R$ (887)
Later than one month and not later than three months [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	8.40%	4.50%
Financial liabilities at fair value	R$ (7,206)	R$ (2,336)
Later than one month and not later than three months [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(9)	(4)
Later than one month and not later than three months [member] | Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1,889)	(745)
Later than one month and not later than three months [member] | Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,424)	(775)
Later than one month and not later than three months [member] | Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value
Later than one month and not later than three months [member] | Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (2,884)	R$ (812)
Later than three months and not later than six months [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	8.20%	7.30%
Financial liabilities at fair value	R$ (6,973)	R$ (3,829)
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(5)	(4)
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,403)	(1,245)
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,177)	(1,542)
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(153)	(1)
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (2,235)	R$ (1,037)
Later than six months and not later than one year [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	18.30%	14.90%
Financial liabilities at fair value	R$ (15,626)	R$ (7,798)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1)	(2)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(3,665)	(2,074)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(10,224)	(4,693)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(58)	(2)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,676)	R$ (1,027)
Later than one year and not later than two years [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	14.70%	14.40%
Financial liabilities at fair value	R$ (12,566)	R$ (7,553)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(15)	(6)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(10,065)	(6,476)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1,065)	(595)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value		(1)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(6)	(32)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,415)	R$ (443)
Later Than Two Years [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	37.80%	43.70%
Financial liabilities at fair value	R$ (32,267)	R$ (22,971)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(192)	(135)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(30,185)	(21,970)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(796)	(464)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(13)	(16)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(578)	(114)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(503)	(272)
Derivative Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 92,439	R$ 55,251
% per maturity term	100.00%	100.00%
Derivative Assets [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,262	R$ 642
% per maturity term	1.40%	1.20%
Derivative Assets [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 15,232	R$ 10,327
% per maturity term	16.50%	18.70%
Derivative Assets [Member] | Not later than one month [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 715	R$ 464
Derivative Assets [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 6,405	R$ 5,436
% per maturity term	6.90%	9.80%
Derivative Assets [Member] | Later than one month and not later than three months [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 130	R$ 2
Derivative Assets [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 5,916	R$ 2,921
% per maturity term	6.40%	5.30%
Derivative Assets [Member] | Later than three months and not later than six months [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 5	R$ 7
Derivative Assets [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 13,888	R$ 5,613
% per maturity term	15.00%	10.20%
Derivative Assets [Member] | Later than six months and not later than one year [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 2	R$ 8
Derivative Assets [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 11,330	R$ 9,500
% per maturity term	12.30%	17.20%
Derivative Assets [Member] | Later than one year and not later than two years [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 6	R$ 7
Derivative Assets [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 39,668	R$ 21,454
% per maturity term	42.90%	38.80%
Derivative Assets [Member] | Later Than Two Years [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 404	R$ 154
Derivative Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 55,428	R$ 37,957
% per maturity term	59.90%	68.70%
Derivative Assets [Member] | Swap contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 4,511	R$ 4,310
Derivative Assets [Member] | Swap contract [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,276	1,063
Derivative Assets [Member] | Swap contract [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,653	1,177
Derivative Assets [Member] | Swap contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,610	2,915
Derivative Assets [Member] | Swap contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	8,237	7,921
Derivative Assets [Member] | Swap contract [member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	37,141	20,571
Derivative Assets [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 21,170	R$ 7,718
% per maturity term	22.90%	14.00%
Derivative Assets [Member] | Option Agreements [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 6,209	R$ 1,374
Derivative Assets [Member] | Option Agreements [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,371	3,095
Derivative Assets [Member] | Option Agreements [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,892	675
Derivative Assets [Member] | Option Agreements [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	8,767	1,638
Derivative Assets [Member] | Option Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,454	710
Derivative Assets [Member] | Option Agreements [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	477	226
Derivative Assets [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,739	R$ 3,274
% per maturity term	1.90%	5.90%
Derivative Assets [Member] | Forward contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,568	R$ 3,129
Derivative Assets [Member] | Forward contract [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	62	85
Derivative Assets [Member] | Forward contract [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	87	32
Derivative Assets [Member] | Forward contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	5	9
Derivative Assets [Member] | Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value
Derivative Assets [Member] | Forward contract [member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	17	19
Derivative Assets [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 633	R$ 282
% per maturity term	0.70%	0.50%
Derivative Assets [Member] | Credit Derivatives [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 2	R$ 2
Derivative Assets [Member] | Credit Derivatives [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1
Derivative Assets [Member] | Credit Derivatives [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	25	5
Derivative Assets [Member] | Credit Derivatives [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	26	11
Derivative Assets [Member] | Credit Derivatives [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	19	73
Derivative Assets [Member] | Credit Derivatives [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	560	191
Derivative Assets [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 12,207	R$ 5,378
% per maturity term	13.20%	9.70%
Derivative Assets [Member] | Non Deliverable Forward [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 2,227	R$ 1,048
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,565	1,191
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,254	1,025
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,478	1,032
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,614	789
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,069	R$ 293
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	100.00%	100.00%